Shareholders' Equity - Schedule of Equity Securities in ADS Terms (Details) - $ / shares	Dec. 31, 2024	Jan. 24, 2024	Jul. 27, 2023	Jan. 09, 2023
Schedule of Equity Securities in ADS Terms [Line Items]
Warrants outstanding (in Shares)	3,981,180		490,500	10
Expiration date		5 years
Shares in Abeyance [Member]
Schedule of Equity Securities in ADS Terms [Line Items]
Warrants outstanding (in Shares)	951,001
Expiration date
ADS warrants [Member]
Schedule of Equity Securities in ADS Terms [Line Items]
Warrants outstanding (in Shares)	3,030,179
Maximum [Member] | Shares in Abeyance [Member]
Schedule of Equity Securities in ADS Terms [Line Items]
Expiration date
Maximum [Member] | ADS warrants [Member]
Schedule of Equity Securities in ADS Terms [Line Items]
Exercise price (in Dollars per share)	$ 4.85
Expiration date	2 years 6 months
Minimum [Member] | Shares in Abeyance [Member]
Schedule of Equity Securities in ADS Terms [Line Items]
Expiration date
Minimum [Member] | ADS warrants [Member]
Schedule of Equity Securities in ADS Terms [Line Items]
Exercise price (in Dollars per share)	$ 12.5
Expiration date	4 years